Note 25 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
			Asia	Investment
	Americas	EMEA	Pacific	Management	Corporate	Consolidated

2019
Lease brokerage	$691,149	$139,141	$115,916	$-	$193	$946,399
Sales brokerage	424,703	192,673	158,533	-	-	775,909
Property management	263,126	75,751	143,037	-	-	481,914
Valuation and advisory	167,919	109,517	69,028	-	-	346,464
Project management	124,991	113,792	44,146	-	-	282,929
IM - Advisory	-	-	-	152,479	-	152,479
IM - Incentive Fees	-	-	-	19,162	-	19,162
IM - Transaction and Other	-	-	-	2,947	-	2,947
Other	18,619	5,592	11,949	-	1,448	37,608
Total Revenue	$1,690,507	$636,466	$542,609	$174,588	$1,641	$3,045,811

2018
Lease brokerage	$648,815	$139,685	$115,447	$-	$-	$903,947
Sales brokerage	441,934	168,796	170,154	-	-	780,884
Property management	228,550	84,861	135,921	-	-	449,332
Valuation and advisory	148,721	112,180	62,133	-	-	323,034
Project management	109,699	107,149	32,230	-	-	249,078
IM - Advisory	-	-	-	68,648	-	68,648
IM - Incentive Fees	-	-	-	6,330	-	6,330
IM - Transaction and Other	-	-	-	1,043	-	1,043
Other	18,465	10,567	12,475	-	1,624	43,131
Total Revenue	$1,596,184	$623,238	$528,360	$76,021	$1,624	$2,825,427